Business Combinations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Business Combinations
Revenue from acquisition in 2013	$ 229.1
Pre-tax income from acquisition in 2013	$ 9.7
Business combinations
Number of acquired franchises	9
Hertz car rental franchise
Business combinations
Number of acquired franchises	1
Automotive retail franchise
Business combinations
Number of acquired franchises	9	26